Segment Information	12 Months Ended
Dec. 25, 2010
Segment Reporting Information, Profit (Loss) [Abstract]
Segment Information
Note 16: Segment Information
The Company manufactures and distributes a broad portfolio of products primarily through independent direct sales consultants. Certain operating segments have been aggregated based upon consistency of economic substance, geography, products, production process, class of customers and distribution method.
Effective with the first quarter of 2011, the Company has changed its segment reporting to better reflect the geographic distribution of its business. Consequently, the Company no longer has a Beauty Other segment, and the businesses previously reported in that segment are now reported as follows: Tupperware Brands Philippines in Asia Pacific; the Company's Central America businesses in Tupperware North America; the Nutrimetics businesses in Europe and Asia Pacific (as applicable); and the businesses in South America as a separate geographic segment. Comparable information from 2010, 2009 and 2008 have been revised to conform to the new presentation.
The Company’s reportable segments include the following businesses:

Europe
Primarily design-centric preparation, storage and serving solutions for the kitchen and home through the Tupperware® brand. Europe also includes Avroy Shlain® and Nutrimetics® units that sell beauty and personal care products. Asia Pacific also sells beauty and personal care products in its NaturCare® and Nutrimetics® units and Fuller Cosmetics® in certain units.

Asia Pacific
Tupperware North America
Beauty North America
Premium cosmetics, skin care and personal care products marketed under the BeautiControl® and Armand Dupree® brands in the United States, Canada and Puerto Rico and the Fuller Cosmetics® brand in Mexico and Central America.

South America	Both houseware and beauty products under the Fuller®, Nuvo® and Tupperware® brands.
Worldwide sales of beauty and personal care products totaled $666.6 million, $622.6 million and $711.2 million in 2010, 2009 and 2008, respectively.

(in millions)	2010	2009	2008
Net sales:
Europe	$796.0	$768.9	$789.2
Asia Pacific	584.0	494.0	451.8
Tupperware North America	331.5	296.9	306.4
Beauty North America	406.0	391.6	460.7
South America	182.9	176.1	153.7
Total net sales	$2,300.4	$2,127.5	$2,161.8
Segment profit (loss):
Europe	$147.1	$141.8	$121.2
Asia Pacific	111.8	84.9	65.3
Tupperware North America	52.8	40.3	29.2
Beauty North America	58.9	52.2	60.5
South America (e)	24.4	12.7	(4.5)
Total profit	395.0	331.9	271.7
Unallocated expenses	(56.8)	(51.9)	(39.8)
Gains on disposal of assets including insurance recoveries, net (a),(c)	0.2	21.9	24.9
Re-engineering and impairment charges (b)	(7.6)	(8.0)	(9.0)
Impairment of goodwill and intangible assets (d)	(4.3)	(28.1)	(9.0)
Interest expense, net	(26.8)	(28.7)	(36.9)
Income before income taxes	$299.7	$237.1	$201.9

(in millions)	2010	2009	2008
Depreciation and amortization:
Europe	$20.3	$21.9	$24.3
Asia Pacific	10.6	11.3	15.0
Tupperware North America	8.5	8.1	9.0
Beauty North America	6.9	7.0	9.3
South America	1.2	1.2	1.6
Corporate	2.2	2.2	1.4
Total depreciation and amortization	$49.7	$51.7	$60.6
Capital expenditures:
Europe	$26.1	$16.9	$21.8
Asia Pacific	11.5	7.5	11.2
Tupperware North America	7.2	4.6	6.5
Beauty North America	3.5	3.4	9.4
South America	4.1	5.0	3.6
Corporate	3.7	9.0	1.9
Total capital expenditures	$56.1	$46.4	$54.4
Identifiable assets:
Europe	$397.8	$409.2	$428.1
Asia Pacific	349.6	338.3	350.4
Tupperware North America	165.3	156.4	157.4
Beauty North America	419.2	405.8	412.0
South America	95.1	83.5	60.5
Corporate	588.8	425.6	381.4
Total identifiable assets	$2,015.8	$1,818.8	$1,789.8
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(a)
In 2002, the Company began to sell land held for development near its Orlando, Florida headquarters. There were no sales under this program in 2010 or 2009. During 2008, pretax gains from these sales were $2.2 million.

(b)	The re-engineering and impairment charges line provides for severance and other exit costs. See Note 2 to the Consolidated Financial Statements.
(c)
In 2010, the Company recognized a $0.2 million gain on the sale of property at Nutrimetics Australia. The Company recorded a pretax gain of $19.0 million and $22.2 million in 2009 and 2008, respectively, as a result of insurance recoveries from a 2007 fire in South Carolina. Pretax gains of $2.9 million were recognized in 2009 from the sale of property in Australia. In 2008, the Company recognized $1.1 million in gains from insurance recoveries related to flood damage in France and Indonesia and $0.6 million in losses from asset disposals in the Philippines.

(d)
Reviews of the value of the intangible assets related to the acquisition of the Sara Lee Direct Selling units acquired in 2005 resulted in the conclusion that the Nutrimetics, NaturCare and Avroy Shlain tradenames were impaired, as was the goodwill associated with the Nutrimetics and South African reporting units. This resulted in non-cash charges of $28.1 million and $9.0 million in 2009 and 2008, respectively. The Nutrimetics goodwill and tradename are included in the Europe and Asia Pacific Reporting segments, the NaturCare tradename is included in the Asia Pacific segment and the Avroy Shlain goodwill and tradename are included in the Europe segment. In 2010, the Company recorded an impairment of goodwill and intangible assets associated with the decision to begin selling certain Swissgarde products through the Avroy Shlain business in South Africa and to cease operating the Swissgarde business in other Southern Africa countries. See Note 6 to the Consolidated Financial Statements.

(e)
In the third and fourth quarter of 2009, the Company recorded $4.9 million and $3.5 million, respectively, in foreign currency losses associated with the cost to convert cash generated by the business in Venezuela at an exchange rate less favorable than had been used to translate the balance sheet at the time and to translate the Venezuelan balance sheet as of the end of the 2009 fiscal year, for the first time, at the parallel exchange rate rather than the official exchange rate in that country. See Note 1 to the Consolidated Financial Statements under the caption Foreign Currency Translation.

The following table reflects net goodwill allocated to each reporting segment as of December 25, 2010:

(in millions)	Europe	Asia Pacific	Tupperware North America	Beauty North America	South America (a)	Total
Net goodwill balance as previously reported December 25, 2010	$9.8	$35.4	$16.3	$160.5	$62.1	$284.1
Net Reclassifications of goodwill	7.4	47.7	—	—	(55.1)	—
Adjusted net goodwill balance	$17.2	$83.1	$16.3	$160.5	$7.0	$284.1
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(a)	Balance previously reported for December 25, 2010 was attributable to the Beauty Other segment, which has been realigned as of the first quarter of 2011 and renamed South America, as described above.
Sales and segment profit are from transactions with customers, with inter-segment profit eliminated. Sales generated by product line, except beauty and personal care, as opposed to Tupperware®, are not captured in the financial statements, and disclosure of the information is impractical. Sales to a single customer did not exceed 10 percent of total sales in any segment. Sales of Tupperware and beauty products to customers in Mexico were $421.0 million, $369.6 million and $429.3 million in 2010, 2009 and 2008, respectively. There was no other foreign country in which sales were material to the Company’s total sales. Sales of Tupperware and beauty products to customers in the United States were $265.4 million, $277.8 million and $295.6 million in 2010, 2009 and 2008, respectively. Unallocated expenses are corporate expenses and other items not directly related to the operations of any particular segment.
Corporate assets consist of cash and buildings and assets maintained for general corporate purposes. As of the end of 2010, 2009 and 2008, respectively, long-lived assets in the United States were $77.2 million, $90.7 million and $72.2 million.
As of December 25, 2010 and December 26, 2009, the Company’s net investment in international operations was $832.5 million and $813.6 million, respectively. The Company is subject to the usual economic, business and political risks associated with international operations; however, these risks are partially mitigated by the broad geographic dispersion of the Company’s operations